Deferred Income Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of deferred taxes [text block] [Abstract]
Schedule of deferred income tax assets and liabilities
	As of January 1, 2019	Effect on profit or loss	Effect on OCI	As of December 31, 2019	Effect on profit or loss	Effect on OCI	Additions IFRS 16	Additions quarry rehabilitation provision	As of December 31, 2020
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Movement of deferred income tax assets:
Deferred income tax assets
Effect of tax-loss carry forward	-	2,614	-	2,614	6,656	-	-	-	9,270
Provision of discounts and bonuses to customers	137	1,895	-	2,032	425	-	-	-	2,457
Provision for vacations	89	1,640	-	1,729	(159)	-	-	-	1,570
Allowance for expected credit losses for trade receivables	69	763	-	832	625	-	-	-	1,457
Allowance for expected credit losses for other receivables	2,665	(1,691)	-	974	-	-	-	-	974
Lease liabilities	-	14	-	14	(131)	-	1,009	-	892
Legal claim contingency	-	-	-	-	461	-	-	-	461
Estimate for devaluation of spare parts and supplies	-	-	-	-	431	-	-	-	431
Effect of differences between book and tax bases of fixed assets and in the depreciation rates used for book purposes	116	82	-	198	29	-	-	-	227
Effect of differences between book and tax bases of inventories.	-	922		922	(867)	-	-	-	55
Other	22	353	-	375	(312)	-	-	-	63
	3,098	6,592	-	9,690	7,158	-	1,009		17,857

Deferred income tax liabilities
Effect of differences between book and tax bases of fixed assets and in the depreciation rates used for book purposes	-	(2,259)	-	(2,259)	829	-	-	-	(1,430)
Right of use assets	-	(17)	-	(17)	217	-	(1,009)	-	(809)
Other	-	5	-	5	(5)	-	-	-	-
	-	(2,271)	-	(2,271)	1,041	-	(1,009)	-	(2,239)
Total deferred income tax assets	3,098	4,321	-	7,419	8,199	-	-	-	15,618

Movement of deferred income tax liabilities:
Deferred income tax assets
Impairment on brine project assets Salmueras	17,087	-	-	17,087	476	-	-	-	17,563
Impairment of mining assets	7,646	(523)	-	7,123	(207)	-	-	-	6,916
Financial instruments designated at fair value through OCI	-	-	879	879	-	5,172	-	-	6,051
Provision for spare parts and supplies obsolescence	4,231	732	-	4,963	418	-	-	-	5,381
Long-term incentive plan	10,620	(8,109)	-	2,511	1,055	-	-	-	3,566
Provision for vacations	4,125	(1,054)	-	3,071	187	-	-	-	3,258
Quarry rehabilitation provision	238	301	-	539	(52)	-	-	2,294	2,781
Legal claim contingency	-	-	-	-	(140)	-	1,205	-	1,065
Lease liabilities	-	-	-	-	450	-	-	-	450
Allowance for expected credit losses for trade receivables	596	(495)	-	101	-	-	-	-	101
Provision of discounts	994	(994)	-	-	-	-	-	-	-
Effect of differences between book and tax bases of inventories	922	(922)	-	-	-	-	-	-	-
Other	1,621	(1,272)	-	349	(74)	-	-	-	275
	48,080	(12,336)	879	36,623	2,113	5,172	1,205	2,294	47,407

Deferred income tax liabilities
Effect of differences between book and tax bases of fixed assets and in the depreciation rates used for book purposes	(165,366)	(12,082)	-	(177,448)	(12,802)	-	-	(2,294)	(192,544)
Net gain on cash flow hedge	(3,619)	(354)	754	(3,219)	(220)	487	-	-	(2,952)
Financial instruments designated at fair value through OCI	(1,675)	-	1,675	-	-	-	-	-	-
Effect of costs of issuance of senior notes	(864)	(146)	-	(1,010)	240	-	-	-	(770)
Right of use assets	-	-	-	-	242	-	(1,205)	-	(963)
Other	(45)	-	-	(45)	3	-	-	-	(42)
	(171,569)	(12,582)	2,429	(181,722)	(12,537)	487	(1,205)	(2,294)	(197,271)
Total deferred income tax liabilities, net	(123,489)	(24,918)	3,308	(145,099)	(10,424)	5,659	-	-	(149,864)
		(20,597)	3,308		(2,225)	5,659

Schedule of reconciliation between tax expenses and the product
	2020	2019	2018
	S/(000)	S/(000)	S/(000)
Accounting profit before income tax	85,898	194,353	116,141

At statutory income tax rate of 29.5%	(25,340)	(57,334)	(34,262)

Permanent differences
Non-deductible expenses, net	(1,596)	(4,181)	(6,546)
Effect of tax-loss carry forward non-recognized	(1,068)	(791)	(187)

At the effective income tax rate of 33% in 2020 (2019: 32% and 2018: 35%)	(28,004)	(62,306)	(40,995)

Schedule of income tax expenses
	2020	2019	2018
	S/(000)	S/(000)	S/(000)
Consolidated statement of profit or loss
Current	(25,779)	(41,709)	(42,959)
Deferred	(2,225)	(20,597)	1,964

	(28,004)	(62,306)	(40,995)

Schedule of composition of deferred income tax
	2020	2019	2018
	S/(000)	S/(000)	S/(000)

Tax effect on unrealized gain (loss) on available-for-sale financial asset	5,172	2,554	(1,675)
Tax effect on unrealized gain (loss) on derivative financial asset	487	754	(2,354)
Transfer to profit or loss hedge derivate financial instruments which changed to a trading condition.	-	-	(9,258)

Total deferred income tax in OCI	5,659	3,308	(13,287)

Other	-	-	(2,253)

Total deferred income tax in equity	-	-	(2,253)